UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00985

HARVEST CAPITAL CREDIT CORPORATION

(Name of Registrant)

767 Third Avenue, 25th Floor

New York, NY 10017
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Harvest Capital Credit Corporation (the “Company”) to be redeemed:

7.00% Notes due 2020 (CUSIP: 41753F 208; NASDAQ: HCAPL) (the “Notes”).

(2)                                 Date on which the securities are to be redeemed:

The Notes will be redeemed on September 23, 2017 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of January 27, 2015 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of January 27, 2015, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($27,500,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of August, 2017.

HARVEST CAPITAL CREDIT CORPORATION

By:	/s/ Craig R. Kitchin
	Name:	Craig R. Kitchin
	Title:	Chief Financial Officer and Secretary